Cover	Apr. 20, 2025
Cover [Abstract]
Entity Registrant Name	UPEXI, INC.
Entity Central Index Key	0001775194
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 20, 2025
Entity File Number	001-40535
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-3378978
Entity Address Address Line 1	3030 N. Rocky Point Drive
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33607
City Area Code	701
Local Phone Number	353-5425
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	UPXI
Security Exchange Name	NASDAQ
Entity Address Address Line 2	Suite 240
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false